Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

K. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of September 30, 2013 and December 31, 2012, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,138,026	$1,115,213
Deferred overhaul rentals	853,385	754,175
Rents received in advance and Straight-line rents	447,234	453,837
Other customer deposits	217,634	201,756

Total	$2,656,279	$2,524,981

Note L—Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of December 31, 2012 and 2011, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637